Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 33,244	€ 34,551	€ 38,651
Expenses			431
Dividends received	2,023
Amounts owed by related parties	7,963	8,528	7,966
Amounts due to related parties			75
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	23,215	25,192	26,523
Dividends received	2,023
Amounts owed by related parties	2,341	4,022	4,198
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales			167
Expenses			431
Amounts owed by related parties			103
Amounts due to related parties			75
Natuzzi Texas LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales		1,251	1,951
Amounts owed by related parties	4,739	3,515	2,598
Natuzzi Stores UK LTD [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	4,683	4,699	5,876
Amounts owed by related parties	548	110	44
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	2,181	2,004	2,130
Amounts owed by related parties	293	534	724
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,150	1,083	1,619
Amounts owed by related parties	5	263	243
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	438	322	385
Amounts owed by related parties	€ 37	€ 84	€ 56